Schedule of Development Asset (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Balance, June 30, 2023	$ 1,106,503
Additions	7,802,868	1,106,503
Balance, June 30, 2024	8,909,371	1,106,503
Interconnection And Permitting [member]
IfrsStatementLineItems [Line Items]
Balance, June 30, 2023	1,060,119
Additions	704,166	1,060,119
Balance, June 30, 2024	1,764,285	1,060,119
Construction Material [member]
IfrsStatementLineItems [Line Items]
Balance, June 30, 2023
Additions	3,148,742
Balance, June 30, 2024	3,148,742
Construction And Labour [member]
IfrsStatementLineItems [Line Items]
Balance, June 30, 2023	46,384
Additions	3,615,885	46,384
Balance, June 30, 2024	3,662,269	46,384
Other [member]
IfrsStatementLineItems [Line Items]
Balance, June 30, 2023
Additions	334,075
Balance, June 30, 2024	$ 334,075